Equity-Based Compensation - Summary of Activity for ISOs (Detail) (USD $)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Number of ISOs, outstanding, Beginning Balance
Number of ISOs, granted	180,000
Number of ISOs, forfeited	(5,000)
Number of ISOs, outstanding, Ending Balance	175,000
Number of ISOs, exercisable
Number of ISOs, expected to vest	175,000
Weighted Average Exercise Price, Beginning Balance
Weighted Average Exercise Price, ISOs granted	$ 18.00
Weighted Average Exercise Price, ISOs forfeited	$ 18.00
Weighted Average Exercise Price, Ending Balance	$ 18.00
Weighted Average Exercise Price, ISOs exercisable
Weighted Average Exercise Price, ISOs expected to vest	$ 18.00
Weighted Average Grant Date Fair Value, Beginning Balance
Weighted Average Grant Date Fair Value, ISOs granted	$ 11.03
Weighted Average Grant Date Fair Value, ISOs forfeited	$ 11.03
Weighted Average Grant Date Fair Value, Ending Balance	$ 11.03
Weighted Average Grant Date Fair Value, ISOs exercisable
Weighted Average Grant Date Fair Value, ISOs expected to vest	$ 11.03